Retiree Benefits	9 Months Ended
Jul. 29, 2011
Retiree Benefits [Abstract]
Retiree Benefits
12.	Retiree Benefits

The components of the net periodic pension and other post-retirement benefits expense recognized are as follows:

	Pension Benefits		Postretirement Benefits
	Quarter Ended		Quarter Ended
	July 29,	July 30,	July 29,	July 30,
In thousands	2011	2010	2011	2010

Service cost	$5,223	$5,273	$166	$171
Interest cost	21,800	21,328	343	394
Expected return on assets	(23,833)	(22,070)	(71)	(37)
Amortization of:
Prior service cost	343	289	12	-
Actuarial loss (gain)	8,999	8,203	(214)	(366)
Net periodic benefit cost	$12,532	$13,023	$236	$162

	Pension Benefits		Postretirement Benefits
	Nine Months Ended		Nine Months Ended
	July 29,	July 30,	July 29,	July 30,
In thousands	2011	2010	2011	2010

Service cost	$15,493	$15,819	$736	$687
Interest cost	64,182	63,960	1,155	1,214
Expected return on assets	(69,540)	(65,537)	(255)	(169)
Amortization of:
Prior service cost	1,031	869	36	-
Actuarial loss (gain)	26,573	24,495	(982)	(1,070)
Net periodic benefit cost	$37,739	$39,606	$690	$662

The actuarial loss (gain) arises from differences in estimates and actual experiences for certain assumptions including changes in discount rate, expected return on assets and future salary rate increases.  During 2011 we expect to contribute approximately $175.0 million to $185.0 million to our defined benefit employee pension plans.